Income taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 178,993	$ 238,082
Purchase price allocation adjustment	17,006	24,437
Property and equipment, tax inflation	38,588	37,577
Other accrued payroll and other liabilities	30,300	30,730
Share-based compensation	2,591	3,850
Provision for contingencies	2,708	2,478
Other deferred tax assets	26,193	21,528
Other deferred tax liabilities	(7,979)	(10,670)
Property and equipment - difference in depreciation rates	(11,103)	(12,639)
Valuation allowance	(219,920)	(271,651)
Net deferred tax asset	57,377	63,722
Operating Loss Carryforwards [Line Items]
Operating tax loss carryforwards	649,312
Expire Between 2015 and 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	151,343
Expire After 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	211,043
No Expiration Period
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	286,926
Puerto Rico
Operating Loss Carryforwards [Line Items]
Foreign currency translation adjustment	4,967	3,782
Brazil, Mexico, and Colombia
Operating Loss Carryforwards [Line Items]
Income tax provision	10,458	9,824
Argentina and Brazil
Operating Loss Carryforwards [Line Items]
Foreign currency translation adjustment	$ 4,736
Venezuela
Operating Loss Carryforwards [Line Items]
Foreign currency translation adjustment		$ 698